Label	Element	Value
JOHCM International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY JOHCM International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the JOHCM International Opportunities Fund (the “Fund”) is to achieve long-term total return by investing in a focused portfolio of international equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recently completed fiscal year, the portfolio turnover rate of the Fund was 68.19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.19%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example and for the first year of the 3, 5 and 10 year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, primarily in equity securities of companies located outside the United States, including those located in emerging market countries. The Fund may invest in non‑U.S. companies of any size, including small- and mid‑capitalization companies, to achieve its objective. Equity securities include common and preferred stocks, and include rights and warrants to subscribe to common stock or other equity securities. The Fund may achieve its equity exposure either directly or indirectly, such as through participatory notes, though it does not use such indirect instruments as a means of achieving leverage. The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. These countries may change from time to time.
The Fund operates as a “diversified” investment company, and will typically own between 25‑50 holdings. The portfolio managers aim to achieve above-average risk-adjusted equity returns, over the medium term of three to five years. The portfolio managers believe this is best achieved by investing in a benchmark-agnostic portfolio of attractively valued high quality companies. The portfolio managers seek to assess intrinsic value of such companies based on long term competitive advantages and cash flow expectations. They prioritize companies that they believe can generate cash profits reliably over many years and have opportunities to pay dividends and/or reinvest some of those profits at high rates of return.
The portfolio managers believe that a key risk to any investor is permanent impairment of capital from owning overvalued assets. Therefore, the Fund maintains a valuation discipline intended to ensure that assets are only bought when they are attractively valued, in absolute terms, with reference to their estimated intrinsic value. The portfolio managers employ a scenario-based approach to assessing intrinsic value, evaluating best- and worst-case outcomes for potential and current investments and their related cash flows. Consistent with the Fund’s absolute valuation discipline, the portfolio managers may determine to delay reinvestment of sale proceeds or other available cash immediately, instead holding positions in cash and cash equivalents, including money market funds, potentially in an amount up to 20% of the net assets of the Fund, while examining and awaiting available investment opportunities.
Additionally, as part of the research and security selection processes, the portfolio managers consider financially material environmental, social and governance (“ESG”) factors, including potential impacts on the long-term risk and return profile of a company. In doing so, the portfolio managers incorporate proprietary ESG analysis into their investment decisions and have access to third-party analytics sources, which may include Sustainalytics and MSCI.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.
Non‑U.S. Securities Risk. Investing in non‑U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non‑U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non‑U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non‑U.S. securities also are subject to non‑U.S. currency fluctuations and other non‑U.S. currency-related risks. Non‑U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Emerging Markets Risk. In addition to the risks of investing in non‑U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.
ESG Factor Risk. Considering ESG factors when evaluating an investment may result in the selection or exclusion of certain investments based on the Adviser’s view of these factors and carries the risk that the Fund may underperform funds that do not take ESG factors into account. In evaluating an issuer, the Adviser may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of related risks and opportunities.
Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.
Currency Risk. Investments in non‑U.S. countries are also subject to currency risk. As the Fund’s investments in non‑U.S. securities are generally denominated in non‑U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.
Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
Small‑Cap and Mid‑Cap Company Risk. The small- and mid‑capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid‑capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid‑capitalization stocks may be more volatile than those of larger companies.
Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.
Participatory Notes Risk. P‑notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non‑U.S. exchanges, and thus present similar risks to investing directly in such securities. P‑notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P‑note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P‑note.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund commenced operations upon the reorganization of the Predecessor Fund into the Fund on July 19, 2021. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After‑tax returns are shown for Institutional Shares only and will vary from the after‑tax returns for other share classes. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866‑260‑9549 (toll free) or 312‑557‑5913.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866‑260‑9549 (toll free) or 312‑557‑5913
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Shares for year ended December 31*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	10/01/2022 – 12/31/2022 – 22.26%
Worst quarter:	01/01/2020 – 03/31/2020 – (17.90%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, suchas 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Institutional Shares only and will vary from the after‑tax returns for other share classes.
JOHCM International Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	$ 90
3 years	rr_ExpenseExampleYear03	735
5 years	rr_ExpenseExampleYear05	1,406
10 years	rr_ExpenseExampleYear10	$ 3,203
2017	rr_AnnualReturn2017	18.19%	[3]
2018	rr_AnnualReturn2018	(7.57%)	[3]
2019	rr_AnnualReturn2019	18.17%	[3]
2020	rr_AnnualReturn2020	8.22%	[3]
2021	rr_AnnualReturn2021	2.02%	[3]
2022	rr_AnnualReturn2022	(0.59%)	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.90%)
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
JOHCM International Opportunities Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	$ 100
3 years	rr_ExpenseExampleYear03	765
5 years	rr_ExpenseExampleYear05	1,456
10 years	rr_ExpenseExampleYear10	$ 3,298
JOHCM International Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.29%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	$ 115
3 years	rr_ExpenseExampleYear03	810
5 years	rr_ExpenseExampleYear05	1,530
10 years	rr_ExpenseExampleYear10	$ 3,438
JOHCM International Opportunities Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	$ 90
3 years	rr_ExpenseExampleYear03	735
5 years	rr_ExpenseExampleYear05	1,406
10 years	rr_ExpenseExampleYear10	$ 3,203
JOHCM International Opportunities Fund | After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.69%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
JOHCM International Opportunities Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
JOHCM International Opportunities Fund | MSCI EAFE Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.45%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016	[5]

[1]	Restated to reflect current expenses.
[2]
JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.88%, 0.98%, 1.13%, and 0.88% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until January 28, 2024. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

[3]	The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2022 was 22.26%.
[4]	The Institutional Shares of the Predecessor Fund commenced operations on September 29, 2016.
[5]	Index returns shown are net of withholding taxes.